Taxation (Details) - EUR (€) € in Millions		3 Months Ended		9 Months Ended
	Apr. 01, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Abstract]
Tax expense		€ 16.7	€ 18.8	€ 40.9	€ 39.4
Applicable tax rate	2500.00%			1900.00%